Document and Entity Information	Jul. 01, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001175535
Document Type	8-K
Document Period End Date	Jul. 01, 2026
Entity Registrant Name	Whitestone REIT
Entity Incorporation State Country Code	MD
Entity File Number	001-34855
Entity Tax Identification Number	76-0594970
Entity Address, Address Line One	2600 South Gessner
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77063
City Area Code	(713)
Local Phone Number	827-9595
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Shares of Beneficial Interest, par value $0.001 per share
Trading Symbol	WSR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false